Licensing And Collaboration Agreements - Additional Information (Detail) ¥ in Thousands, $ in Thousands													1 Months Ended						12 Months Ended
	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 03, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Feb. 28, 2019 CNY (¥)	Jul. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jan. 01, 2018	Nov. 17, 2017 CNY (¥)	Nov. 17, 2017 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Jul. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2021 USD ($) shares	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Jan. 31, 2020 shares	Nov. 04, 2019 CNY (¥) shares	Nov. 04, 2019 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																			¥ 1,212,958	$ 190,340	¥ 984,689		¥ 840,415
Issue of shares, Value																			¥ 126		¥ 114								$ 20
Issue of shares | shares																			183,826,753		164,888,519								183,826,753				164,888,519
Milestone revenue recognized																			¥ 88,026	$ 13,813	¥ 1,542,668		30,000
ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																					44,000
Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																					4,300
Licensing Agreement With CSPC Pharmaceutical Group Limited [Member] | CSPC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																									¥ 15,000
Milestone payments																									135,000
Advance from customers																									14,200
Proceeds from milestone achievement						¥ 15,000	¥ 800
Milestone revenue recognized																			8,500				30,000
Second Milestone Payment	¥ 10,000																		¥ 8,500
Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																					¥ 0
Milestone revenue recognized																									17,200	$ 2,500
Licensing Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments								¥ 690,300
Licensing Agreement With ABL Bio [Member] | ABL Bio [Member] | Clinical Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments								230,100	$ 32,500
Licensing Agreement With ABL Bio [Member] | ABL Bio [Member] | Sales Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments								¥ 460,200	65,000
Collaboration Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																							¥ 11,200		¥ 1,000
Cost sharing ratio																			50.00%	50.00%	(50.00%)	(50.00%)	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Collaboration Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $									$ 97,500
Research and development expense																							¥ 8,000
Collaboration Agreements with Tracon Pharmaceuticals Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fee payable | $																																$ 9,000
Licensing Agreement with MorphoSys AG [Member] | MorphoSysAG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments													¥ 6,900	$ 1,000
Licensing Agreement with MorphoSys AG [Member] | MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee											¥ 132,700	$ 20,000
Milestone payments											¥ 653,500	$ 98,500
Licensing Agreement with Genexine Inc [Member] | Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reduction in milestone payment										50.00%
Long-term Purchase Commitment, Period																	15 years	15 years
Other In-Licensing Arrangements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																			¥ 6,800	$ 1,100
Milestone payments		$ 174,100																	19,800	$ 2,900	¥ 21,300	$ 3,100	8,400	$ 1,200
Milestone payments due																			¥ 1,122,300
Strategic Alliance Agreement with PT Kalbe Genexine Biologics [Member] | Genexine Inc [Member] | Study 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost-to-cost input method percent																			53.00%	53.00%
Jumpcan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																			¥ 224,000
Milestone payments																			1,792
Upfront payment received																			224,000
Nonroyaltypayments																			2,016
Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																			27,900		43,600
Research and Development Expense [Member] | Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																					2,900
Research and Development Expense [Member] | Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																								8,000
Research and Development Expense [Member] | Licensing Agreement with MorphoSys AG [Member] | MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																									¥ 0		¥ 132,700	$ 20,000
Milestone payments																							55,700	8,000
Research and Development Expense [Member] | Licensing Agreement with Genexine Inc [Member] | Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																	¥ 79,600	$ 12,000
Research and Development Expense [Member] | Licensing Agreements With Morphosys [Member] | MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																									23,200	$ 3,500
Research and Development Expense [Member] | Licensing Agreement with MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																				$ 4,484
Research and Development Expense [Member] | Licensing Agreement with MacroGenics [Member] | MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee | $																								15,000
Milestone payments			¥ 28,900	$ 4,500
Operating Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																			24,300		43,800
Operating Expense [Member] | Licensing Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																					¥ 140	$ 20	¥ 700	$ 100
Cost sharing ratio																					(50.00%)	(50.00%)	50.00%	50.00%
Operating Expense [Member] | Collaboration Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																							¥ 9,600			500
Operating Expense [Member] | Collaboration Agreements with Tracon Pharmaceuticals Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																			110	20	¥ 170	$ 30	27,800	$ 4,000
General and Administrative Expense [Member] | Collaboration Agreements with Tracon Pharmaceuticals Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fee payable																			58,000										$ 9,000
MorphoSysAG [Member] | Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Second Milestone Payment																			1,500	9,700
Payments Related To Withholding Tax Amount																			1,100
MorphoSysAG [Member] | Research and Development Expense [Member] | Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																			0		¥ 0
Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																			13,200
Genexine Inc [Member] | Licensing Agreement with Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																			¥ 3,482,700	525,000
Genexine Inc [Member] | Licensing Agreement with Genexine Inc [Member] | GXI7 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																				$ 2,000,000
Genexine Inc [Member] | Strategic Alliance Agreement with PT Kalbe Genexine Biologics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Potential value of license agreement | $																						250,000
Genexine Inc [Member] | Strategic Alliance Agreement with PT Kalbe Genexine Biologics [Member] | Study 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | $																						$ 11,000
Cost-to-cost input method percent																					17.00%	17.00%
Genexine Inc [Member] | Strategic Alliance Agreement with PT Kalbe Genexine Biologics [Member] | Study 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | $																						$ 10,200
Cost-to-cost input method percent																			51.00%	51.00%	41.00%	41.00%
Genexine Inc [Member] | Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																			¥ 8,800
Genexine Inc [Member] | Research and Development Expense [Member] | Licensing Agreement with Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																			¥ 152,600	$ 23,000
MacroGenics [Member] | Licensing Agreement with Genexine Inc [Member] | Development Milestone [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																				$ 75,000
MacroGenics [Member] | Licensing Agreement with MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing Arrangements, Description of terms																			The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which the Group participates, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.	The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which the Group participates, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.
MacroGenics [Member] | Licensing Agreements [Member] | Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																							104,400
MacroGenics [Member] | Licensing Agreements [Member] | Research and Development Expense [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																				$ 60,000
Everest [Member] | Collaboration Agreement with Everest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																							53,100	7,600
Convertible Preferred Stock, Shares Issued upon Conversion | shares																																		6,078,571
Everest [Member] | Out Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of Payment Terms																			Under the agreement, the Group is primarily responsible for carrying out the development, manufacture and supply of the CD38 product, as well as seeking regulatory approval of the CD38 product. Everest is primarily responsible for sharing the development costs of the CD38 product, including payments due to MorphoSys under the Licensing Agreement, dated November 30, 2017, in the proportion of 75% by Everest and 25% by the Group.	Under the agreement, the Group is primarily responsible for carrying out the development, manufacture and supply of the CD38 product, as well as seeking regulatory approval of the CD38 product. Everest is primarily responsible for sharing the development costs of the CD38 product, including payments due to MorphoSys under the Licensing Agreement, dated November 30, 2017, in the proportion of 75% by Everest and 25% by the Group.
Sharing the profit and loss																			5.00%										5.00%
Research and development expense																									¥ 178,700	$ 26,000
Issue of shares, Value | $																																				$ 37,000
Issue of shares | shares																																			4,762,751	4,762,751
Cumulative Paid In Contributions | $																																				$ 33,700
Time cost of foregoing historical contribution																																			¥ 23,000	$ 3,300
ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																			¥ 20,700
ABL Bio [Member] | Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone revenue recognized															¥ 17,200	$ 2,500
ABL Bio [Member] | Research and Development Expense [Member] | Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																					¥ 280	$ 40	¥ 1,400	$ 200
AbbVie [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee | $					$ 180,000
Research and development expense | $																						228,800
Proceeds from milestone achievement | $					1,740,000
Revenue from contract with customer at time of transfer of license | $																						228,800
Contract asset with customer																			31,600		227,400								$ 4,900				$ 34,800
Upfront payment received | $																						180,000
Milestone Payment Receivable																														¥ 20,000	$ 20,000
Total contract asset																			253,800										$ 39,700
AbbVie [Member] | Study 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from collaborative arrangement, excluding assessed tax																			25,600	$ 4,000	12,000	1,800
AbbVie [Member] | Study 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from collaborative arrangement, excluding assessed tax																			¥ 6,000	$ 900	¥ 27,800	4,200
AbbVie [Member] | Clinical Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from milestone achievement | $					$ 840,000
AbbVie [Member] | Lemzoparlimab License [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee | $																						180,000
Potential value of license agreement | $																						250,000
AbbVie [Member] | Lemzoparlimab License [Member] | First Milestone [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																						20,000
AbbVie [Member] | Lemzoparlimab License [Member] | Second Milestone [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																						$ 50,000